Commitments - Additional Information (Detail) m³ in Thousands, R$ in Thousands, $ in Millions	Apr. 05, 2019 BRL (R$) m³	Mar. 22, 2019 BRL (R$) m³	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of commitments and contingencies [line items]
Investments | R$			R$ 181,619		R$ 129,087
Area port lease [member] | IPP [member]
Disclosure of commitments and contingencies [line items]
Percentage of consortium owned	50.00%
Investments | R$		R$ 160,000
Term of concession		25 years
Port concessions description		These concessions were carried out by two consortiums of which IPP holds one third of the total participation.
Number of periods that Port areas will be operated	15 years
Area port lease [member] | IPP [member] | Area BEL02A [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity	41
Area port lease [member] | IPP [member] | Area BEL04A [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity	23
Area port lease [member] | IPP [member] | Paraiba [member] | Port of Cabedelo [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		64
Area port lease [member] | IPP [member] | Espirito Santo [member] | Port of Vitoria [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		66
Area port lease [member] | Ultracargo [member]
Disclosure of commitments and contingencies [line items]
Number of periods that Port areas will be operated	25 years
Area port lease [member] | Ultracargo [member] | Area VDC12 [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity	59
Area port lease [member] | IPP and Ultracargo [member]
Disclosure of commitments and contingencies [line items]
Estimated investments to port concessions | R$	R$ 450,000
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton			8.37	8.37
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton			2.54	2.54
Third parties [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies			R$ 1,612,000	$ 400
directors and executive officers (D&O) [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies			R$ 322,000	$ 80